Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses of continuing operations including amortization of asset under capital lease obligation	$ 120.7	$ 116.6	$ 97.4